Consolidated income statement - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Consolidated income statement
Revenue	€ 43,666	€ 46,571	€ 47,631
Cost of sales	(30,160)	(32,771)	(34,576)
Gross profit	13,506	13,800	13,055
Selling and distribution expenses	(3,891)	(4,011)	(4,349)
Administrative expenses	(5,410)	(5,116)	(5,491)
Net credit losses on financial assets1	(575)	(528)	(589)
Share of results of equity accounted associates and joint ventures	(908)	(59)	47
Impairment losses	(3,525)
Other (expense)/income	(148)	213	1,052
Operating (loss)/profit	(951)	4,299	3,725
Non-operating expense	(7)	(32)	(1)
Investment income	433	685	474
Finance costs	(2,088)	(1,074)	(1,406)
(Loss)/profit before taxation	(2,613)	3,878	2,792
Income tax (expense)/credit	(1,496)	879	(4,764)
(Loss)/profit for the financial year from continuing operations	(4,109)	4,757	(1,972)
Loss for the financial year from discontinued operations	(3,535)	(1,969)	(4,107)
(Loss)/profit for the financial year	(7,644)	2,788	(6,079)
Attributable to:
Owners of the parent	(8,020)	2,439	(6,297)
Non-controlling interests	376	349	218
(Loss)/profit for the financial year	€ (7,644)	€ 2,788	€ (6,079)
(Loss)/earnings per share
Basic - From continuing operations (in eurocents per share)	€ (0.1625)	€ 0.1587	€ (0.0783)
Diluted - From continuing operations (in eurocents per share)	(0.1625)	0.1582	(0.0783)
Basic - Total Group (in eurocents per share)	(0.2905)	0.0878	(0.2251)
Diluted - Total Group (in eurocents per share)	€ (0.2905)	€ 0.0876	€ (0.2251)